PIPE Investments (Tables)	12 Months Ended
Dec. 31, 2024
Meritz Put Option
PIPE Investments
Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

As of December 31, 2024

Risk‑free interest rate	4.25%
Expected volatility	55.07%
Expected dividend yield	0.00%
Remaining term	2.14 year